BUSINESS ACQUISITIONS	12 Months Ended
Dec. 31, 2022
BUSINESS ACQUISITIONS
BUSINESS ACQUISITIONS

28.         BUSINESS ACQUISITION

Acquisition in Shanghai Xuanfeng Education Technology Co., Ltd. (“Xuanfeng”)

Xuanfeng is the parent of Shanghai Jinfeng Kindergarten Co., Ltd. (“Jinfeng Kindergarten”) located in Shanghai, PRC. Shanghai Peidi is one of the Group’s subsidiaries who operates JES Island Kindergarten. On November 1, 2021, the Group acquired 55% equity interest in Xuanfeng for a cash consideration of RMB 1 Yuan and the transfer of JES Island Kindergarten’s operational assets including student base, curriculum and management team to Jinfeng Kindergarten. This transaction was considered a business acquisition and the Group was identified as the acquirer. The acquired assets and liabilities assumed were recorded at their fair market value at the acquisition date. Since the Group controls Shanghai Peidi and JES Island Kindergarten before and after the acquisition, the Group recognized the assets and liabilities transferred from JES Island Kindergarten to Jinfeng Kindergarten at their carrying amounts. No gain or loss was recognized in earnings for the difference between the fair value and the carrying amounts of the assets and liabilities. The reduction in the Group’s equity interest in JES Island kindergarten’s transferred assets from 100% to 55% was recorded as an adjustment to APIC.

The following table summarized the fair value of the acquired assets and liabilities which were determined with the assistance from an independent appraiser as of the acquisition date:

		Depreciation or
		amortization period
Cash and cash equivalents	426
Other current assets	162
Operating lease right-of-use assets	4,326
Intangible assets:
Student base	188	3.2 years
Other current liabilities	(456)
Deferred tax liabilities	(47)
Operating lease liabilities	(3,970)
Non-controlling interest	(480)
Goodwill	391
Additional paid in capital	(540)

Total	—

The non-controlling interest of $480 was recorded as of the acquisition date based on 45% of the fair value of the acquired net assets plus 45% of the carrying amount of the net assets transferred from JES Island kindergartern to Jinfeng Kindergarten.

The results of operations attributable to Xuanfeng are included in the consolidated statement of operations beginning on November 1, 2021, which included net revenue of $nil and pre-tax net loss of $225 for the year ended December 31, 2021.

The pro forma result of operation for the subsidiary acquired in 2021 has not been presented because it is not material to the consolidated results of operations.